Financial instruments by category (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Liabilities at fair value through profit and loss
Financial liabilities		$ 539,249	$ 414,804
Derivative financial instrument liabilities		19,289	3,067
Financial liabilities at fair value through profit or loss		19,289	3,067
Loans and Receivables
Loans and receivables		200,217	117,327
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost		519,960	411,737
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost		52,557	23,650
Payables to related [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost		31,184	27,801
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost		10,015	1,614
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost		426,204	358,672
To be recovered from co-venturers [Member]
Loans and Receivables
Loans and receivables		2,455	3,311
Other financial assets [Member]
Loans and Receivables
Loans and receivables	[1]	43,488	22,027
Trade receivables [member]
Loans and Receivables
Loans and receivables		19,519	18,426
Cash and cash equivalents [Member]
Loans and Receivables
Loans and receivables		$ 134,755	$ 73,563

[1]	Non current other financial assets relate to contributions made for environmental obligations according to Colombian and Brazilian government regulations and also include a non current account receivable with the previous owners of one of the Colombian subsidiaries (see Note 28). Current other financial assets corresponds to the security deposit granted in relation to the purchase of Argentinian assets (see Note 35) and short term investments with original maturities up to twelve months and over three months.